Leases (Tables)	12 Months Ended
Dec. 31, 2024
Lessee Disclosure [Abstract]
Schedule of maturity of lease liabilities under our non-cancelable operating leases
2025	120
2026	120
2027	106
Total future minimum lease payments	346
Less imputed interest:	(22)
Present value of operating lease liabilities	324